Cover	Jun. 12, 2023
Cover [Abstract]
Entity Registrant Name	ASP ISOTOPES INC.
Entity Central Index Key	0001921865
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 12, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	87-2618235
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	001-41555
Entity Address Address Line 1	433 Plaza Real
Entity Address Address Line 2	Suite 275
Entity Address City Or Town	Boca Raton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33432
City Area Code	561
Local Phone Number	709-3034
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	ASPI
Security Exchange Name	NASDAQ